Finance income and finance costs (Tables)	6 Months Ended
Jun. 30, 2024
Finance income and finance costs
Schedule of finance income and finance costs
Finance income and finance costs comprise of the following:

	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2023	2024	2023	2024
Foreign exchange gain / (loss)	1,682	(86)	3,333	650
Interest and similar income	490	286	762	524
Interest income from financial assets at fair value through OCI	712	142	1,625	584
Fair value gain on financial assets at fair value through profit or loss	—	—	237	—
Other income	11	349	55	226
Finance income	2,895	691	6,012	1,984
Foreign exchange loss	9,866	94	13,459	14,095
Interest and similar expense	279	439	630	1,932
Fair value loss on financial assets at fair value through profit and loss	—	65	—	16,163
Loss recognized on disposal of debt instruments held at fair value through OCI (Note 10)	1,372	2,196	1,372	3,427
Other charges	172	155	157	(73)
Finance costs	11,689	2,949	15,618	35,544